UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Peninsula Capital Advisors, LLC

Address:  404 B East Main Street
          Charlottesville, VA 22902


13F File Number: 028-10560

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     R. Ted Weschler
Title:    Managing Member
Phone:    (434) 297-0811


Signature, Place and Date of Signing:

/s/ R. Ted Weschler          Charlottesville, VA            February 14, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             2

Form 13F Information Table Entry Total:       14

Form 13F Information Table Value Total:  $1,582,180
                                        (thousands)


List of Other Included Managers:

1.    Peninsula Investment Partners, LP

2.    Peninsula Capital Appreciation, LLC,
      General Partner of Peninsula Investment Partners, LP

                        FORM 13F INFORMATION TABLE


COLUMN 1                       COLUMN  2   COLUMN 3    COLUMN 4        COLUMN 5           COLUMN 6  COLUMN 7       COLUMN 8

                               TITLE                   VALUE      SHRS OR    SH/  PUT/   INVSMT   OTHR       VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS    CUSIP       (X$1000)   PRN AMT    PRN  CALL   DSCRTN   MNGRS   SOLE    SHARED       NONE
--------------                 --------    -----       --------   -------    ---  ----   ------   ------   ----   ------       ----
DAVITA INC                     COM         23918K108   341,280     6,000,000 SH          SHARED    1,2            6,000,000
DIRECTV GROUP INC              COM         25459L106   124,700     5,000,000 SH          SHARED    1,2            5,000,000
ECHOSTAR COMMUNICATIONS NEW    CL A        278762109   190,150     5,000,000 SH          SHARED    1,2            5,000,000
FIBERTOWER CORP                COM         31567R100    39,458     6,710,550 SH          SHARED    1,2            6,710,550
GENERAL ELECTRIC CO            COM         369604103   186,050     5,000,000      CALL   SHARED    1,2            5,000,000
NEWS CORP                      CL A        65248E104    39,523     1,840,000 SH          SHARED    1,2            1,840,000
PEGASUS COMMUNICATIONS CORP    CL A NEW    705904605    15,997     7,581,438 SH          SHARED    1,2            7,581,438
SPRINT NEXTEL CORP             COM FON     852061100    75,560     4,000,000 SH          SHARED    1,2            4,000,000
SUNCOR ENERGY INC              COM         867229106    23,673       300,000 SH          SHARED    1,2              300,000
U S AIRWAYS GROUP INC          COM         90341W108   215,400     4,000,000 SH          SHARED    1,2            4,000,000
GRACE W R & CO DEL NEW         COM         38388F108   213,159    10,765,600 SH          SHARED    1,2           10,765,600
WILSONS THE LEATHER EXPERTS    COM         972463103    31,595    15,487,513 SH          SHARED    1,2           15,487,513
WSFS FINL CORP                 COM         929328102    13,386       200,000 SH          SHARED    1,2              200,000
XM SATELLITE RADIO HLDGS INC   CL A        983759101    72,250     5,000,000 SH          SHARED    1,2            5,000,000


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